UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                       (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of August 31, 2011
			Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 47.55%
		First Trust Consumer Staples AlphaDEX Fund	36,876	$875,436
	*	iPath Dow Jones-UBS Coffee Subindex Total Return ETN	3,147	231,163
	*	iPath Dow Jones-UBS Agriculture Subindex Total Return ETN	3,509	230,190
	*	iPath Dow Jones-UBS Precious Metals Subindex Total Return ETN	4,299	451,954
		iShares Dow Jones US Pharmaceuticals Index Fund	12,635	875,732
	*	iShares Silver Trust	5,552	224,551
		Market Vectors Indonesia Index ETF	14,298	458,251
		Powershares Dynamic Food & Beverage Portfolio	45,536	879,300
	*	SPDR Gold Shares	1,276	226,771
		SPDR S&P 500 ETF Trust	25,902	3,165,483

		Total Exchange Traded Products (Cost $7,646,430)		7,618,831

OPEN-END FUNDS - 51.41%
		ASG Diversifying Strategies Fund	40,812	452,195
	*	Delaware Select Growth Fund	27,407	1,006,105
		Federated Strategic Value Dividend Fund	217,356	986,798
		Hennessy Total Return Fund	90,223	1,004,187
		Neuberger Berman Equity Income Fund	89,024	1,004,187
		PIMCO StockPlus Long Duration Fund	141,236	1,008,424
		Virtus Emerging Markets Opportunties Fund	94,528	884,779
		Virtus Foreign Opportunities Fund	43,736	1,017,307
		Virtus Global Infrastructure Fund	75,215	872,490

		Total Open-End Funds (Cost $8,382,897)		8,236,472

SHORT-TERM INVESTMENT
	§	HighMark 100% US Treasury Money Market Fund, 0.00%	340,719	340,719

		Total Short-Term Investment (Cost $340,719)		340,719

Total Value of Investments (Cost $16,370,046) - 101.08%				$16,196,022

Liabilities in Excess of Other Assets - (1.08)%				(173,598)

	Net Assets - 100%			$16,022,424

*	Non-income producing investment
§	Represents 7 day effective yield

				(Continued)

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of August 31, 2011

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$86,964
Aggregate gross unrealized depreciation			(260,988)

Net unrealized depreciation			$(174,024)

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Exchange Traded Products	47.55%	$ 7,618,831
Open-End Funds	51.41%	8,236,472
Short-Term Investment	2.13%	340,719
Total	101.09%	$16,196,022

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

			(Continued)

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of August 31, 2011

Note 1 - Investment Valuation - continued

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$ 7,618,831	$ 7,618,831	$ -	$ -
Open-End Funds	8,236,472	8,236,472	-	-
Short-Term Investment	340,719	-	340,719	-
Total	$ 16,196,022	$15,855,303	$ 340,719	$ -

FMX TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of August 31, 2011
	Shares	Value (Note 1)

OPEN-END FUNDS - 88.21%
Columbia Emerging Markets Bond Fund	15,000	$174,599
Dodge & Cox Income Fund	53,851	724,838
Eaton Vance Global Macro Absolute Return Fund	71,661	724,490
Forward Income Allocation Fund	19,979	290,887
Forward Long/Short Credit Analysis Fund	35,964	289,510
MFS Emerging Markets Debt Fund	11,776	174,522
PIMCO Emerging Local Bond Fund	15,607	174,326
PIMCO Emerging Markets Bond Fund	15,264	173,706
PIMCO Income Fund	25,872	289,510
PIMCO Total Return Fund	157,914	1,732,313
RidgeWorth Institutional US Government Ultra Short Bond	71,590	723,058
SIT US Government Securities Fund	63,656	723,774
TCW Emerging Markets Local Currency Income Fund	16,341	173,868
Touchstone Short Duration Fixed Income Fund	73,629	723,774
Touchstone Ultra Short Duration Fixed Income Fund	75,472	723,774

Total Open-End Funds (Cost $7,852,053)		7,816,949

SHORT-TERM INVESTMENT - 2.28%
§ HighMark 100% US Treasury Money Market Fund, 0.00%	201,762	201,762

Total Short-Term Investment (Cost $201,762)		201,762

Total Value of Investments (Cost $8,053,815) - 90.49%		$8,018,711

Other Assets Less Liabilities - 9.51%		842,583

Net Assets - 100%		$8,861,294

§ Represents 7 day effective yield

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$6,936
Aggregate gross unrealized depreciation		(42,040)

Net unrealized depreciation		$(35,104)

		(Continued)

FMX TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of August 31, 2011

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Exchange Traded Products	88.21%	$ 7,816,949
Short-Term Investment	2.28%	201,762
Total	90.49%	$ 8,018,711

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
			(Continued)

FMX TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of August 31, 2011

Note 1 - Investment Valuation - continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Open-End Funds	$7,816,949	$ 7,816,949	$ -	$ -
Short-Term Investment	201,762	-	201,762	-
Total	$8,018,711	$ 7,816,949	$ 201,762	$ -

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2011
		Shares	Value (Note 1)

COMMON STOCKS - 78.60%

Consumer Discretionary - 13.89%
*	Ascena Retail Group, Inc.	7,400	$210,382
	CBS Corp.	11,450	286,822
*	Ford Motor Co.	19,800	219,483
*	Krispy Kreme Doughnuts, Inc.	30,000	272,100
	Monro Muffler Brake, Inc.	4,600	182,022
			1,170,809
Consumer Staples - 5.95%
	Diamond Foods, Inc.	3,325	262,210
*	Primo Water Corp.	34,000	239,700
			501,910
Energy - 4.90%
	Arch Coal, Inc.	9,900	200,970
*	Dresser-Rand Group, Inc.	5,000	212,200
			413,170
Financials - 1.99%
	MetLife, Inc.	5,000	167,900
			167,900
Health Care - 15.68%
*	Alexion Pharmaceuticals, Inc.	3,800	220,191
*	Catalyst Health Solutions, Inc.	4,100	220,252
	Quality Systems, Inc.	2,825	259,900
*	Questcor Pharmaceuticals, Inc.	12,000	360,480
*	Watson Pharmaceuticals, Inc.	3,900	261,651
			1,322,474
Industrials - 19.56%
	Chicago Bridge & Iron Co. NV	6,500	232,310
*	EnerSys	9,000	202,050
*	General Cable Corp.	5,750	173,420
	Goodrich Corp.	2,875	256,306
*	Hertz Global Holdings, Inc.	16,200	181,116
*	Quality Distribution, Inc.	17,000	207,740
	Robbins & Myers, Inc.	3,875	186,116
	Stanley Black & Decker, Inc.	3,400	210,630
			1,649,688
Information Technology - 11.70%
	Applied Materials, Inc.	17,700	200,364
*	Cavium, Inc.	7,050	226,940
*	Cirrus Logic, Inc.	12,100	183,557
*	Cypress Semiconductor Corp.	11,500	182,045
*	Ultratech, Inc.	9,500	193,990
			986,896

			(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2011
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Materials - 4.92%
	Agrium, Inc.	2,400	$206,136
μ	BHP Billiton Ltd.	2,450	208,642
			414,778

	Total Common Stocks (Cost $6,008,656)		6,627,625

EXCHANGE TRADED PRODUCTS - 6.78%
*	ProShares UltraShort Dow30	7,700	141,988
*	ProShares UltraShort MidCap400	3,325	146,400
*	ProShares UltraShort QQQ	2,600	131,378
*	ProShares UltraShort Russell2000	3,150	151,515
			571,281

	Total Exchange Traded Products (Cost $533,581)		571,281

Total Value of Investments (Cost $6,542,237) - 85.37%			$7,198,906

Other Assets Less Liabilities - 14.63%			1,233,199

Net Assets - 100%			$8,432,105

*	Non-income producing investment
μ	American Depositary Receipt

The following acronym is used in this portfolio:
NV - Naamloze Vennootschap

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$ 1,133,395
Aggregate gross unrealized depreciation			(476,726)

	Net unrealized appreciation		$ 656,669

			(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2011

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	13.89%	$ 1,170,809
Consumer Staples	5.95%	501,910
Energy	4.90%	413,170
Financials	1.99%	167,900
Health Care	15.68%	1,322,474
Industrials	19.56%	1,649,688
Information Technology	11.70%	986,896
Materials	4.92%	414,778
Exchange Traded Products	6.78%	571,281
Total	85.37%	$ 7,198,906

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

			(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2011

Note 1 - Investment Valuation - continued

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$6,627,625	$6,627,625	$ -	$ -
Exchange Traded Products	571,281	571,281	-	-
Total	$7,198,906	$7,198,906	$ -	$ -

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2011
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 106.82%
†	Energy Select Sector SPDR Fund	2,100	$143,976
*†	iPATH S&P 500 VIX Mid-Term Futures ETN	1,000	62,870
†	iShares Barclays 1-3 Year Treasury Bond Fund	50	4,235
†	iShares Barclays 20+ Year Treasury Bond Fund	500	53,515
†	iShares Barclays 7-10 Year Treasury Bond Fund	4,100	422,218
†	iShares Barclays Aggregate Bond Fund	3,300	361,350
†	iShares Dow Jones US Real Estate Index Fund	500	28,590
†	iShares iBoxx $ High Yield Corporate Bond Fund	5,100	448,953
†	iShares iBoxx Investment Grade Corporate Bond Fund	10,150	1,140,150
†	iShares JPMorgan USD Emerging Markets Bond Fund	1,100	122,287
†	iShares Russell 2000 Index Fund	950	69,008
†	iShares Russell 2000 Value Index Fund	2,270	145,938
*†	iShares S&P GSCI Commodity Indexed Trust	100	3,459
†	iShares S&P National Municipal Bond Fund	100	10,699
†	iShares S&P North American Nat Resources Sector Index Fund	3,700	148,703
*†	iShares Silver Trust	600	24,267
*†	Market Vectors Rare Earth/Strategic Metals ETF	1,500	32,700
*†	PowerShares DB Agriculture Fund	1,100	37,521
*†	PowerShares DB US Dollar Index Bullish Fund	8,700	183,309
†	SPDR Barclays Capital Convertible Securities ETF	10,000	379,600
†	SPDR Barclays Capital High Yield Bond ETF	28,409	1,101,985
†	SPDR Barclays Capital International Treasury Bond ETF	2,000	126,260
†	SPDR S&P 500 ETF Trust	800	97,768
†	SPDR S&P MidCap 400 ETF Trust	1,200	190,740
*†	United States Gasoline Fund LP	500	25,720
*†	United States Natural Gas Fund LP	650	6,643
*†	United States Oil Fund LP	700	24,157
	Vanguard MSCI Emerging Markets ETF	3,400	149,362
	Vanguard REIT ETF	2,550	146,804
†	Vanguard Total Bond Market ETF	3,250	271,050
*†	WisdomTree Dreyfus Emerging Currency Fund	1,700	38,913

	Total Exchange Traded Products (Cost $6,020,143)		6,002,750

			(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2011
		Shares	Value (Note 1)

COMMON STOCKS - 2.17%

Consumer Discretionary
†	McDonald's Corp.	50	$4,520
†	NIKE, Inc.	50	4,334
†	Omnicom Group, Inc.	50	2,026
			10,880
Consumer Staples
†	Altria Group, Inc.	50	1,358
†	Brown-Forman Corp.	50	3,582
†	The Coca-Cola Co.	50	3,522
†	McCormick & Co., Inc.	50	2,388
†	PepsiCo., Inc.	50	3,221
†	Philip Morris International, Inc.	50	3,467
†	The Procter & Gamble Co.	50	3,182
†	Wal-Mart Stores, Inc.	100	5,318
			26,038
Energy
†	Exxon Mobil Corp.	50	3,697
			3,697
Financials
*†	Berkshire Hathaway, Inc.	50	3,645
			3,645
Health Care
†	Abbott Laboratories	50	2,625
†	Becton Dickinson and Co.	50	4,067
μ†	GlaxoSmithKline PLC	50	2,142
†	Johnson & Johnson	100	6,575
†	Medtronic, Inc.	50	1,752
†	Merck & Co., Inc.	50	1,654
μ†	Novo Nordisk	50	5,335
†	Pfizer, Inc.	250	4,740
†	Stryker Corp.	50	2,441
*†	Varian Medical Systems, Inc.	50	2,848
			34,179
Industrials
†	3M Co.	50	4,141
†	General Dynamics Corp.	50	3,202
†	United Technologies Corp.	50	3,715
			11,058

			(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2011
		Shares	Value (Note 1)

COMMON STOCKS (continued)

Information Technology
*†	Adobe Systems, Inc.	200	$5,050
†	Automatic Data Processing, Inc.	50	2,498
†	Cisco Systems, Inc.	100	1,566
†	Factset Research Systems, Inc.	50	4,392
†	Microsoft Corp.	250	6,642
†	Oracle Corp.	250	7,005
†	Paychex, Inc.	100	2,698
†	Qualcomm, Inc.	50	2,571
			32,422

	Total Common Stocks (Cost $114,698)		121,919

			(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2011
	Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

CALL OPTIONS PURCHASED - 4.95%
CBOE SPX Volatility Index	20	$15	9/21/2011	$33,300
CBOE SPX Volatility Index	54	16	12/21/2011	67,878
Freeport-McMoRan Copper & Gold, Inc.	20	55	11/19/2011	2,220
iShares Barclays 7-10 Year Treasury	21	95	9/17/2011	17,640
iShares Barclays TIPS Bond Fund	8	110	9/17/2011	3,520
iShares Dow Jones US Real Estate	15	55	9/17/2011	4,395
iShares iBoxx High Yield	16	90	9/17/2011	320
iShares iBoxx Invest Grade Corp Bond	5	113	12/17/2011	550
iShares MSCI EAFE	40	50	9/17/2011	16,800
iShares MSCI Emerging Markets	45	41	9/17/2011	10,800
iShares S&P National AMT-Free Bond Fund	10	104	11/19/2011	2,850
iShares Silver Trust	10	35	1/21/2012	7,530
PowerShares DB Commodity Index Fund	15	20	1/21/2012	15,300
PowerShares DB US Dollar Index Bullish	85	21	9/17/2011	1,615
PowerShares DB US Dollar Index Bullish	20	22	9/17/2011	60
SPDR Barclays Capital High Yield Bond	60	40	9/17/2011	300
SPDR Barclays Capital High Yield Bond	18	41	9/17/2011	135
SPDR Barclays Capital High Yield Bond	8	41	12/17/2011	100
SPDR Gold Trust	24	154	9/17/2011	57,000
SPDR S&P 500	48	118	9/17/2011	28,176
SPDR S&P 500	10	120	12/17/2011	7,750

Total Call Options Purchased (Cost $200,226)				278,239

PUT OPTIONS PURCHASED - 3.32%
SPDR Gold Trust	50	123	3/17/2012	3,425
SPDR Gold Trust	20	125	3/17/2012	1,530
SPDR S&P 500	20	115	9/17/2011	2,220
SDPR S&P 500	15	138	9/17/2011	24,323
SDPR S&P 500	50	100	12/17/2011	10,050
SDPR S&P 500	23	114	12/17/2011	11,040
SDPR S&P 500	101	133	12/17/2011	133,926

Total Put Options Purchased (Cost $116,501)				186,514

				(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2011
				Value (Note 1)

SHORT-TERM INVESTMENT - 5.01%
	§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.11%		$281,591

	Total Short-Term Investment (Cost $281,591)			281,591

Total Value of Investments (Cost $6,733,159) - 122.27%				$6,871,013

Liabilities in Excess of Other Assets - (22.27)%				(1,251,636)

	Net Assets - 100%			$5,619,377

*	Non-income producing investment
†	Portion of security pledged as collateral for options written
§	Represents 7 day effective yield
μ	American Depositary Receipt

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$440,501
	Aggregate gross unrealized depreciation			(275,512)

	Net unrealized appreciation			$164,989

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Exchange Traded Products	106.82%	$6,002,750
	Common Stocks	2.17%	121,919
	Call Options Purchased	4.95%	278,239
	Put Options Purchased	3.32%	186,514
	Short-Term Investment	5.01%	281,591
	Total	122.27%	$6,871,013

				(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2011
		Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

CALL OPTIONS WRITTEN (Note 2)
*	CBOE SPX Volatility Index	20	$40	9/21/2011	$2,300
*	CBOE SPX Volatility Index	53	35	12/21/2011	13,409
*	SPDR S&P 500	15	131	9/17/2011	270
*	SPDR S&P 500	101	133	12/17/2011	17,776
*	SPDR S&P 500	23	114	12/17/2011	27,784

	Total (Premiums Received $85,951)				61,539

PUT OPTIONS WRITTEN (Note 2)
*	Freeport-McMoRan Copper & Gold, Inc.	20	55	11/19/2011	18,300
*	iShares Barclays 7-10 Year Treasury	2	100	12/17/2011	275
*	iShares Dow Jones US Real Estate	15	55	9/17/2011	1,080
*	iShares Dow Jones US Real Estate	1	42	12/17/2011	78
*	iShares iBoxx High Yield	1	78	10/22/2011	45
*	iShares iBoxx High Yield	6	78	12/17/2011	690
*	iShares iBoxx High Yield	13	80	12/17/2011	1,820
*	iShares iBoxx High Yield	6	81	12/17/2011	930
*	iShares iBoxx High Yield	7	82	12/17/2011	1,243
*	iShares iBoxx High Yield	4	83	12/17/2011	820
*	iShares iBoxx High Yield	24	84	12/17/2011	5,640
*	iShares iBoxx Invest Grade Corp Bond	6	110	9/17/2011	135
*	iShares iBoxx Invest Grade Corp Bond	32	111	9/17/2011	1,360
*	iShares iBoxx Invest Grade Corp Bond	23	112	9/17/2011	1,725
*	iShares iBoxx Invest Grade Corp Bond	12	111	12/17/2011	3,000
*	iShares iBoxx Invest Grade Corp Bond	1	113	12/17/2011	370
*	iShares MSCI EAFE	40	50	9/17/2011	2,560
*	iShares MSCI EAFE	1	43	10/22/2011	63
*	iShares MSCI EAFE	1	45	10/22/2011	72
*	iShares MSCI EAFE	5	40	11/19/2011	328
*	iShares MSCI Emerging Markets	45	41	9/17/2011	3,060
*	iShares MSCI Emerging Markets	2	27	12/17/2011	54
*	iShares MSCI Emerging Markets	1	28	12/17/2011	31
*	iShares MSCI Emerging Markets	1	29	12/17/2011	36
*	iShares S&P National AMT-Free Bond Fund	32	104	11/19/2011	6,080
*	PowerShares DB US Dollar Index Bullish	85	21	9/17/2011	1,360
*	PowerShares DB US Dollar Index Bullish	20	22	9/17/2011	2,040
*	SPDR Barclays Capital High Yield Bond	1	36	10/22/2011	45
*	SPDR Barclays Capital High Yield Bond	5	30	12/17/2011	100
*	SPDR Barclays Capital High Yield Bond	95	37	12/17/2011	10,925
*	SPDR Barclays Capital High Yield Bond	6	41	12/17/2011	2,220
*	SPDR Gold Trust	26	154	9/17/2011	390
*	SPDR Gold Trust	1	135	11/19/2011	35
*	SPDR Gold Trust	3	156	11/19/2011	549

					(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2011
		Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

PUT OPTIONS WRITTEN (Continued)
*	SPDR S&P 500	10	$124	9/17/2011	$4,110
*	SPDR S&P 500	48	118	9/17/2011	8,304
*	SPDR S&P 500	15	100	9/17/2011	210
*	SPDR S&P 500	15	90	9/17/2011	60
*	SPDR S&P 500	3	90	12/17/2011	360
*	SPDR S&P 500	1	89	12/17/2011	102
*	SPDR S&P 500	1	91	12/17/2011	127

	Total (Premiums Received $136,889)				80,732

					(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2011
	Number of Contracts	Value (Note 1)

SECURITIES SOLD SHORT

EXCHANGE TRADED PRODUCTS
iShares Barclays 1-3 Year Treasury Bond Fund	3,009	$254,892
iShares Barclays 20+ Year Treasury Bond Fund	1,000	107,030
iShares Barclays 3-7 Year Treasury Bond Fund	3,150	382,032
iShares Barclays 7-10 Year Treasury Bond Fund	7,242	745,781
iShares Russell 2000 Index Fund	1,700	123,488
iShares S&P 500 Index Fund	1,050	128,772
SPDR Dow Jones Industrial Average ETF Trust	600	69,570
SPDR S&P 500 ETF Trust	1,675	204,702

Total (Premiums Received $1,962,833)		2,016,267

		(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2011

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Fund's Board of Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2011

Note 1 - Investment Valuation - continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$6,002,750	$6,002,750	$ -	$ -
Common Stocks	121,919	121,919	-	-
Call Options Purchased	278,239	278,239	-	-
Put Options Purchased	186,514	186,514	-	-
Short-Term Investment	281,591	-	281,591	-
Total Assets	$6,871,013	$6,589,422	$ 281,591	$ -

Liabilities	Total	Level 1	Level 2	Level 3
Call Options Written	$ 61,539	$ 61,539	$ -	$ -
Put Options Written	80,732	80,732	-	-
Securities Sold Short	2,016,267	2,016,267	-	-
Total Liabilities	$2,158,538	$2,158,538	$ -	$ -

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator  in  writing  as  to the  primary  exchange  for  such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officers and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Dale J. Murphey
Date: October 20, 2011	Dale J. Murphey President and Principal Executive Officer, FMX Growth Allocation Fund and the FMX Total Return Fund

By: (Signature and Title)	/s/ Robert G. Fontana
Date: October 21, 2011	Robert G. Fontana President, Treasurer, Principal Executive Officer and Principal Financial Officer, Caritas All-Cap Growth Fund

By: (Signature and Title)	/s/ Matthew R. Lee
Date: October 20, 2011	Matthew R. Lee President, Treasurer, Principal Executive Officer and Principal Financial Officer, Presidio Multi-Strategy Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Dale J. Murphey
Date: October 20, 2011	Dale J. Murphey President and Principal Executive Officer, FMX Growth Allocation Fund and the FMX Total Return Fund

By: (Signature and Title)	/s/ Julie M. Koethe
Date: October 21, 2011	Julie M. Koethe Treasurer and Principal Financial Officer, FMX Growth Allocation Fund and the FMX Total Return Fund

By: (Signature and Title)	/s/ Robert G. Fontana
Date: October 21, 2011	Robert G. Fontana President, Treasurer, Principal Executive Officer and Principal Financial Officer, Caritas All-Cap Growth Fund

By: (Signature and Title)	/s/ Matthew R. Lee
Date: October 20, 2011	Matthew R. Lee President, Treasurer, Principal Executive Officer and Principal Financial Officer, Presidio Multi-Strategy Fund